Springstone Acquisition - Preliminary Purchase Price Allocation (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 17, 2014
Business Acquisition [Line Items]
Goodwill	$ 35,633	$ 35,633	$ 72,683	$ 72,592
Springstone Financial, Llc [Member]
Business Acquisition [Line Items]
Cash					$ 2,256
Restricted cash					1,581
Property, equipment and software					366
Other assets					599
Identified intangible assets					40,200
Goodwill					72,592
Accounts payable					239
Accrued expenses and other liabilities					5,536
Total purchase consideration					$ 111,819